Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax And Social Contribution
Recoverable income tax and social contribution	R$ 327,184	R$ 326,256
Income tax	256,914	200,802
Social contribution	70,270	125,454
Current portion	(68,769)	(111,376)
Non-current portion	R$ 258,415	R$ 214,880